7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

June 18, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:        Voya Separate Portfolios Trust

      (File Nos. 333-141111; 811-22025)

Ladies and Gentlemen:

On behalf of Voya Separate Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 31, 2018 to the Class A and I shares Prospectus, Class R6 shares Prospectus, and Class T shares Prospectus, and the related Statement of Additional Information, for Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund, each dated September 29, 2017.

The purpose of the filing is to submit the 497(e) filing dated May 31, 2018 in XBRL for the above-referenced funds.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel Voya Investment Management